Leases - Schedule of Rou Assets and Related Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Lease, Cost [Abstract]
Operating lease ROU assets	¥ 74,882	¥ 136,056	$ 10,259
Current operating lease liabilities	36,038	57,164	4,936
Non-current operating lease liabilities	35,472	71,311	$ 4,860
Total operating leased liabilities	¥ 71,510	¥ 128,475
Operating leases	2 years 7 months 6 days	2 years 9 months 29 days	2 years 7 months 6 days
Operating leases	2.87%	3.89%	2.87%
Operating lease expense	¥ 67,224	¥ 74,819
Short term lease expense	5,081	7,748
Total	72,305	82,567
Operating cash flows for operating leases	59,317	72,223
Right-of-use assets obtained in exchange for lease obligations net of decrease in right-of-use assets for early determinations	¥ (1,872)	¥ 57,233